Expense Example - Tuttle Capital Heavy Assets Low Obsolescence ETF - Tuttle Capital Heavy Assets Low Obsolescence ETF Class	May 18, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160